UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2003

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   10 St. James Avenue, Suite 2000
                    Boston, MA 02116

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-210-8300

Signature, Place and Date of Signing:


Paul C. Gannon, Boston Massachusetts, May 13, 2003



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $295,554
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE



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Form 13F INFORMATION TABLE



                                        TITLE                                SHARES OR
NAME OF ISSUER                            OF                    CUSIP          VALUE    PRINCIPAL   TYPE  INVSTMNT OTHER    VOTING
                                        CLASS                                 (x$1000)    AMOUNT          DISCRTN  MNGRS  AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------

ALADDIN KNOWLEDGE SYS LTD               ORD                     M0392N101     1,150      437,156    SH    SOLE    N/A       437,156
ALLEGHENY ENERGY INC                    COM                     017361106    42,920    6,911,500    SH    SOLE    N/A     6,911,500
ALVARION LTD                            SHS                     M0861T100     2,857    1,275,239    SH    SOLE    N/A     1,275,239
ARENA PHARMACEUTICALS INC               COM                     040047102     8,225    1,250,000    SH    SOLE    N/A     1,250,000
ASCENTIAL SOFTWARE CORP                 COM                     04362P108    18,686    6,673,700    SH    SOLE    N/A     6,673,700
BANK UTD CORP LITIGATN CONT             RIGHT 99/99/9999        065416117       222    1,847,500    SH    SOLE    N/A     1,847,500
CATALYTICA ENERGY SYS INC               COM                     148884109     5,812    2,279,100    SH    SOLE    N/A     2,279,100
CITIBANK WEST FSB SAN FRAN C            CONT LITIG REC          17306J202     2,019    1,941,200    SH    SOLE    N/A     1,941,200
CITIBANK WEST FSB SAN FRAN C            2ND CONT LITIG          17306J301       368    1,842,000    SH    SOLE    N/A     1,842,000
CITIGROUP INC                           *W EXP 99/99/999        172967127     8,016    8,437,621    SH    SOLE    N/A     8,437,621
COAST FEDERAL LITIGATION TR             RIGHT 99/99/9999        19034Q110       145    2,891,300    SH    SOLE    N/A     2,891,300
DIME BANCORP INC NEW                    *W EXP 99/99/999        25429Q110     2,067   13,783,218    SH    SOLE    N/A    13,783,218
DJ ORTHOPEDICS INC                      COM                     23325G104     4,728    1,209,100    SH    SOLE    N/A     1,209,100
FIRST FED BANCSHARES INC DEL            COM                     32021B103       210       10,000    SH    SOLE    N/A        10,000
FOSTER WHEELER LTD                      NOTE 6.500% 6/0         35024PAB8     7,460   28,150,000    SH    SOLE    N/A    28,150,000
GLENAYRE TECHNOLOGIES INC               COM                     377899109     1,958    2,250,000    SH    SOLE    N/A     2,250,000
GRACE W R & CO DEL NEW                  COM                     38388F108     3,594    2,428,200    SH    SOLE    N/A     2,428,200
HUTTIG BLDG PRODS INC                   COM                     448451104     3,500    1,715,800    SH    SOLE    N/A     1,715,800
MERISTAR HOSPITALITY CORP               COM                     58984Y103     7,332    2,150,200    SH    SOLE    N/A     2,150,200
NATIONAL HEALTH INVS INC                COM                     63633D104    22,162    1,443,785    SH    SOLE    N/A     1,443,785
NATUS MEDICAL INC DEL                   COM                     639050103     3,384      992,500    SH    SOLE    N/A       992,500
NEUROGEN CORP                           COM                     64124E106     1,808      496,700    SH    SOLE    N/A       496,700
NTL INC DEL                             COM                     62940M104    11,999    1,352,728    SH    SOLE    N/A     1,352,728
NTL INC DEL                             *W EXP 01/13/201        62940M138         5       30,041    SH    SOLE    N/A        30,041
OCTEL CORP                              COM                     675727101     5,725      395,100    SH    SOLE    N/A       395,100
OMNOVA SOLUTIONS INC                    COM                     682129101     6,478    2,195,900    SH    SOLE    N/A     2,195,900
PARAMETRIC TECHNOLOGY CORP              COM                     699173100    11,208    5,165,200    SH    SOLE    N/A     5,165,200
POLYONE CORP                            COM                     73179P106    18,153    4,654,550    SH    SOLE    N/A     4,654,550
QWEST COMMUNICATIONS INTL IN            COM                     749121109     1,745      500,000    SH    SOLE    N/A       500,000
RADVISION LTD                           ORD                     M81869105    21,619    3,377,975    SH    SOLE    N/A     3,377,975
RELIANT RES INC                         COM                     75952B105     4,168    1,170,800    SH    SOLE    N/A     1,170,800
RYERSON TULL INC NEW                    COM                     78375P107     6,874    1,099,879    SH    SOLE    N/A     1,099,879
SABRE HLDGS CORP                        CL A                    785905100     4,531      284,800    SH    SOLE    N/A       284,800
SELECTICA INC                           COM                     816288104     7,350    2,500,000    SH    SOLE    N/A     2,500,000
SOUTHERN BANC INC                       COM                     842233108       427       30,500    SH    SOLE    N/A        30,500
SYCAMORE NETWORKS INC                   COM                     871206108     2,135      700,000    SH    SOLE    N/A       700,000
TELLIUM INC                             COM                     87967E107     1,961    3,700,000    SH    SOLE    N/A     3,700,000
TRANSMETA CORP DEL                      COM                     89376R109     1,809    1,808,800    SH    SOLE    N/A     1,808,800
U S INDS INC NEW                        COM                     912080108    21,544    5,440,295    SH    SOLE    N/A     5,440,295
WYNDHAM INTL INC                        CL A                    983101106     4,539   21,612,546    SH    SOLE    N/A    21,612,546
XCEL ENERGY INC                         COM                     98389B100    14,661    1,144,500    SH    SOLE    N/A     1,144,500

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